Shareholder Report, Holdings (Details)	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Guinness Atkinson Alternative Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Guinness Atkinson Alternative Energy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guinness Atkinson Alternative Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Alternative Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Alternative Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Alternative Energy Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Alternative Energy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Alternative Energy Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Alternative Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Alternative Energy Fund | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Alternative Energy Fund | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | First Solar Inc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Alternative Energy Fund | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Alternative Energy Fund | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | Electronic Components - Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Guinness Atkinson Asia Focus Fund | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guinness Atkinson Asia Focus Fund | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guinness Atkinson Asia Focus Fund | Semiconductor Components - Integrated Circuits
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Asia Focus Fund | Electronic Component Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Asia Focus Fund | E-Commerce/Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Asia Focus Fund | Internet Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Asia Focus Fund | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Focus Fund | Auto - Cars/Light Trucks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Focus Fund | Machinery - General Industries
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Focus Fund | Textile - Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Medical Products
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Food - Dairy Products
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Photo Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Asia Focus Fund | Rental Auto/Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Asia Focus Fund | Metal Processors & Fabricators
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Asia Focus Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Asia Focus Fund | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Asia Focus Fund | MRI/Medical Diagnostic Imaging
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Asia Focus Fund | Building Products - Cement/Aggregates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Asia Focus Fund | Travel Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guinness Atkinson Asia Focus Fund | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guinness Atkinson Asia Focus Fund | Samsung Electronics Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Asia Focus Fund | Elite Material Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Asia Focus Fund | DBS Group Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Asia Focus Fund | Tencent Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Asia Focus Fund | Sany Heavy Industry Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | Alibaba Group Holding Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Asia Focus Fund | Ping An Insurance Group Co of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Guinness Atkinson China & Hong Kong Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guinness Atkinson China & Hong Kong Fund | Tencent Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guinness Atkinson China & Hong Kong Fund | Ping An Insurance Group Co of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson China & Hong Kong Fund | Hongfa Technology Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson China & Hong Kong Fund | Shandong Himile Mechanical Science & Technology Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson China & Hong Kong Fund | Weichai Power Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | AIA Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson China & Hong Kong Fund | Inner Mongolia Yili Industrial Group Co Ltd - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson China & Hong Kong Fund | NARI Technology Co Ltd - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson China & Hong Kong Fund | Midea Group Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson China & Hong Kong Fund | Baidu Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Guinness Atkinson Global Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Global Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Global Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Global Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guinness Atkinson Global Energy Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Energy Fund | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Energy Fund | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Global Energy Fund | Exxon Mobil Corp
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Energy Fund | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Global Energy Fund | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Global Energy Fund | Chevron Corp
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Global Energy Fund | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Global Energy Fund | Valero Energy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Energy Fund | Canadian Natural Resources Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | Suncor Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Energy Fund | Diamondback Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Guinness Atkinson Global Innovators Fund | Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Innovators Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guinness Atkinson Global Innovators Fund | Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Investor Class | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund | Investor Class | Lam Research Corp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund | Investor Class | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Investor Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Investor Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Investor Class | Siemens Healthineers AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | Intercontinental Exchange Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | Danaher Corp
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Investor Class | Adobe Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Guinness Atkinson Global Innovators Fund | Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Innovators Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guinness Atkinson Global Innovators Fund | Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund | Institutional Class | Lam Research Corp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund | Institutional Class | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Institutional Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Institutional Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Institutional Class | Siemens Healthineers AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | Intercontinental Exchange Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | Danaher Corp
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Innovators Fund | Institutional Class | Adobe Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Elite Material Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Pacific Dividend Builder ETF | DBS Group Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Ping An Insurance Group Co of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Pacific Dividend Builder ETF | BOC Hong Kong Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Industrial & Commercial Bank of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Pacific Dividend Builder ETF | China Resources Gas Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | China Construction Bank Corp - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Tech Mahindra Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Sonic Healthcare Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Suofeiya Home Collection - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Guinness Atkinson Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Guinness Atkinson Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Guinness Atkinson Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guinness Atkinson Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guinness Atkinson Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Dividend Builder ETF | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Dividend Builder ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Dividend Builder ETF | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Dividend Builder ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Dividend Builder ETF | Assa Abloy AB-B
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Dividend Builder ETF | Reckitt Benckiser Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Dividend Builder ETF | Cisco Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Dividend Builder ETF | AbbVie Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson International Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Guinness Atkinson International Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guinness Atkinson International Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guinness Atkinson International Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guinness Atkinson International Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guinness Atkinson International Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guinness Atkinson International Dividend Builder ETF | DBS Group Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson International Dividend Builder ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | Hong Kong Exchanges & Clearing Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson International Dividend Builder ETF | JB Hi-Fi Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson International Dividend Builder ETF | Atlas Copco AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | Assa Abloy AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | Alimentation Couche-Tard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | FinecoBank Banca Fineco SpA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | Daikin Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson International Dividend Builder ETF | Euronext NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Real Assets Income ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Guinness Atkinson Real Assets Income ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Real Assets Income ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guinness Atkinson Real Assets Income ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guinness Atkinson Real Assets Income ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Real Assets Income ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Real Assets Income ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Guinness Atkinson Real Assets Income ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Real Assets Income ETF | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Real Assets Income ETF | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Real Assets Income ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | Engie SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Real Assets Income ETF | Ventas Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Real Assets Income ETF | Primary Health Properties PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | Elia Group SA/NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | Prologis Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | 3i Infrastructure PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | Brookfield Infrastructure Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | Severn Trent PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson US Dividend Builder ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Guinness Atkinson US Dividend Builder ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson US Dividend Builder ETF | Cisco Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson US Dividend Builder ETF | AbbVie Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson US Dividend Builder ETF | BlackRock Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson US Dividend Builder ETF | TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson US Dividend Builder ETF | FactSet Research Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson US Dividend Builder ETF | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson US Dividend Builder ETF | Aflac Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson US Dividend Builder ETF | Lockheed Martin Corp
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson US Dividend Builder ETF | Avery Dennison Corp
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Smart Transportation & Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Guinness Atkinson Smart Transportation & Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guinness Atkinson Smart Transportation & Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Smart Transportation & Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Smart Transportation & Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guinness Atkinson Smart Transportation & Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Smart Transportation & Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guinness Atkinson Smart Transportation & Technology ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guinness Atkinson Smart Transportation & Technology ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Smart Transportation & Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Smart Transportation & Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Smart Transportation & Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guinness Atkinson Smart Transportation & Technology ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Smart Transportation & Technology ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Smart Transportation & Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Smart Transportation & Technology ETF | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Smart Transportation & Technology ETF | Amphenol Corp Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Smart Transportation & Technology ETF | Alphabet Inc Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Smart Transportation & Technology ETF | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Smart Transportation & Technology ETF | Quanta Services Inc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Smart Transportation & Technology ETF | TE Connectivity Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Smart Transportation & Technology ETF | Volvo AB Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Sustainable Energy ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Guinness Atkinson Sustainable Energy ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Guinness Atkinson Sustainable Energy ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guinness Atkinson Sustainable Energy ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Sustainable Energy ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Sustainable Energy ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Sustainable Energy ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Sustainable Energy ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Sustainable Energy ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Sustainable Energy ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Sustainable Energy ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Sustainable Energy ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Sustainable Energy ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Sustainable Energy ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Sustainable Energy ETF | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Sustainable Energy ETF | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Sustainable Energy ETF | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Sustainable Energy ETF | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Sustainable Energy ETF | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Sustainable Energy ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Sustainable Energy ETF | First Solar Inc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Sustainable Energy ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Sustainable Energy ETF | Spie SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%